Debt Debt - Schedule of Installments (Details) - Dec. 31, 2017 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Debt Instrument, Redemption [Line Items]
January 25, 2020	$ 144,303
January 25, 2021	2,547,079
January 25, 2022	478,776
January 25, 2023	1,883,776
Term loan | Term Loan Facility due 2023
Debt Instrument, Redemption [Line Items]
January 25, 2020	0	€ 320,000
January 25, 2021	383,776	320,000
January 25, 2022	383,776	320,000
January 25, 2023	$ 383,776	€ 540,000